Income tax (credit)/expense (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PRC [Member]
Income tax expense
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income tax expense
Income tax rate	16.50%	16.50%	16.50%
Singapore [Member]
Income tax expense
Income tax rate	21.00%	21.00%	21.00%